UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  September 30, 2006

Institutional Investment Manager Filing this Report:

Name: 	Siphron Capital Management
Address:	280 South Beverly Drive, suite 412
	Beverly Hills, CA 90212

13F File Number:  28-3316

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report:

Name:	Melissa S. Sohn
Title:	Operations Manager
Phone:	310-858-7281
Signature, Place, and Date of Signing:

Melissa S. Sohn   Beverly Hills, California	November 14, 2006

Report Type (Check only one) :

[X]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.




I AM SIGNING THIS REPORT AS REQUIRED BY
THE SECURITIES EXCHANGE ACT OF 1934.






FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  33

Form 13F Information Table Value Total:  260637

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Form 13F INFORMATION TABLE
				     VALUE      QUANTITY         SH/	PUT/	INV	OTH	VTG
NAME OF ISSUER	CLASS	CUSIP	     (x$1,000)    OF SHARES	PRN	CALL	DSCRN	MGR	AUT
Adobe Systems	COM	00724F101	10,173	271,570	SH	NA	SOLE	NA	SOLE
American Express	COM	025816109	5,466	97,470	SH	NA	SOLE	NA	SOLE
Becton, Dickinson	COM	075887109	9,616	136,070	SH	NA	SOLE	NA	SOLE
Berkshire Hathaway B	COM	084670207	8,383	2,641	SH	NA	SOLE	NA	SOLE
Berkshire Hathaway 	COM	084670108	192	2	SH	NA	SOLE	NA	SOLE
Biomet, Inc.	COM	090613100	6,728	209,000	SH	NA	SOLE	NA	SOLE
Chubb Corp.	COM	171232101	7,555	145,400	SH	NA	SOLE	NA	SOLE
Cisco Systems	COM	17275R102	7,432	323,400	SH	NA	SOLE	NA	SOLE
Colgate Palmolive	COM	194162103	9,309	149,900	SH	NA	SOLE	NA	SOLE
Dell Inc.		COM	24702R101	5,223	228,680	SH	NA	SOLE	NA	SOLE
Goldman Sachs	COM	38141G104	7,435	43,950	SH	NA	SOLE	NA	SOLE
Hershey Company	COM	427866108	9,579	179,210	SH	NA	SOLE	NA	SOLE
Int'l Business Mach.	COM	459200101	6,996	85,380	SH	NA	SOLE	NA	SOLE
Intuit, Inc.		COM	461202103	10,187	317,460	SH	NA	SOLE	NA	SOLE
Johnson & Johnson	COM	478160104	9,576	147,460	SH	NA	SOLE	NA	SOLE
Kimberly-Clark Corp.	COM	494368103	8,418	128,800	SH	NA	SOLE	NA	SOLE
Kraft Foods Inc.	COM	50075N104	8,803	246,850	SH	NA	SOLE	NA	SOLE
Lauder Estee Cos Inc.	COM	518439104	6,748	167,320	SH	NA	SOLE	NA	SOLE
McDonald's Corp.	COM	580135101	13,135	335,760	SH	NA	SOLE	NA	SOLE
Medtronic Inc.	COM	585055106	7,795	167,850	SH	NA	SOLE	NA	SOLE
Merck & Co.	COM	589331107	6,490	154,900	SH	NA	SOLE	NA	SOLE
Merrill Lynch	COM	590188108	6,934	88,650	SH	NA	SOLE	NA	SOLE
Metlife, Inc.	COM	59156R108	9,484	167,320	SH	NA	SOLE	NA	SOLE
Microchip Tech.	COM	595017104	7,304	225,300	SH	NA	SOLE	NA	SOLE
Microsoft Corp.	COM	594918104	9,967	364,410	SH	NA	SOLE	NA	SOLE
Morgan Stanley 	COM	617446448	7,240	99,300	SH	NA	SOLE	NA	SOLE
News Corp.	COM	65248E208	8,260	400,200	SH	NA	SOLE	NA	SOLE
PepsiCo, Inc.	COM	713448108	12,119	185,700	SH	NA	SOLE	NA	SOLE
Procter & Gamble	COM	742718109	10,189	164,384	SH	NA	SOLE	NA	SOLE
SPDR Trust	COM	78462F103	703	5,260	SH	NA	SOLE	NA	SOLE
US Bancorp	COM	902973304	7,880	237,200	SH	NA	SOLE	NA	SOLE
United Parcel Service	COM	911312106	6,551	91,060	SH	NA	SOLE	NA	SOLE
Wrigley (Wm.) Jr.	COM	982526105	8,769	190,386	SH	NA	SOLE	NA	SOLE


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